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1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

December 15, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated March 1, 2011 (as revised November 30, 2011), as filed pursuant to Rule 497(e) under the 1933 Act on November 30, 2011 (Accession Number: 0001193125-11-326063), relating to the Nationwide Fund, Nationwide International Value Fund and Nationwide U.S. Small Cap Value Fund, series of the Registrant.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch